---------------------
                               SEMI-ANNUAL REPORT
                              ---------------------
                                  June 30, 1999
                              ---------------------




                                 The Value Line
                                 Cash Fund, Inc.




                                    [GRAPHIC]
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

The Value Line Cash Fund, Inc.


                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to send you this Value Line Cash Fund semi-annual report for the six months ended June 30, 1999. The total net assets of your fund at the end of June were $335 million; the average maturity of the Fund's holdings was 57 days.

The Cash Fund's annualized yield for the six months ended June 30, 1999 at 4.57% compares favorably to the Fund's peer group's return of 4.27% as measured by Lipper Analytical Services. For both the 7-day and the 30-day periods ended June 30th, the Fund's yield was 4.50% and 4.50%, respectively. Given our focus on credit quality, the Fund's performance continues to successfully fulfill its investment objective of securing as high a level of current income as is consistent with liquidity and preservation of capital.

We continue to maintain the majority (65%) of the Fund's holdings in U.S. Government and Agency securities and first-tier corporate securities. (First-tier securities refer to those assigned the highest short-term rating by at least two nationally recognized ratings organizations--for example, P-1 by Moody's Investor Service and A-1 by Standard & Poor's Corporation.) At present, we are not considering any new holdings rated below the first-tier level. In addition to our focus on first-tier securities, in evaluating corporate securities we also look for a minimum Safety Rank of 3 and a Financial Strength Rating of B or higher, according to The Value Line Investment Survey.

The domestic economy remained strong in the first half of this year. As a result, the Federal Reserve Board increased the fed funds rate (the rate at which banks borrow and lend excess reserves to each other) .25% to 5.00% in June. The Fed was motivated to increase short-term rates to prevent the economy from growing too quickly thereby causing inflation to accelerate. Rates began to rise in the spring when it was widely believed that the Fed would need to raise rates based, in part, on a stronger than expected GDP. However, following the rate increase, the Fed moved to a neutral bias concerning future rate increases. Please see our accompanying "Economic Observations" insert for our current thinking on the economy and interest rates.

Thank you for investing with us.


                                   Sincerely,

                                   /s/ Jean Bernhard Buttner

                                   Jean Bernhard Buttner
                                   Chairman and President

August  6, 1999


--------------------------------------------------------------------------------
2

                                                  The Value Line Cash Fund, Inc.


Cash Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy is now starting to turn in more of a mixed performance. Evidence of this uneven pattern began to emerge in the second quarter, when GDP growth slowed to a 2.3% rate. More recently, we've seen a moderation in the rate of manufacturing activity and some selective weakening in retail sales. On the other hand, housing is still quite strong and the level of employment continues to increase at a healthy pace. Overall, this less even growth trend does not imply that the long-running expansion is about to falter. But it does suggest that growth is likely to hold nearer to the recent 2%-3% level over the next several quarters than to the earlier, and more frenetic, 4%-5% pace.

Inflationary pressures, meanwhile, are starting to build. Here, as well, we aren't forescasting a dramatic change in trend. Nevertheless, the sharp runup in oil prices in recent months, the recent escalation in wage costs, and the runup in mortgage rates all indicate that the cost of living is increasing. A gradual uptrend in pricing now seems likely over the next several quarters. The Federal Reserve, taking note of these rising cost pressures is likely to maintain a somewhat more restrictive monetary stance in the months ahead.


--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.


Schedule of Investments
================================================================================

  Principal                                                                                           Value
   Amount                                                                              Maturity       (in
(in thousands)                                                              Yield+       Date       thousands)
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (26.8%)
  $ 10,000  Federal Home Loan Banks....................................     5.15%(1)     3/8/00      $ 10,001
    10,000  Federal Home Loan Banks....................................     5.16(1)     3/22/00        10,000
    10,000  Federal Home Loan Banks....................................     5.20(1)     4/12/00         9,997
    10,000  Federal Home Loan Banks....................................     5.28(1)     4/24/00        10,000
    10,000  Student Loan Marketing Association.........................     5.54(1)     12/2/99         9,999
    10,000  Student Loan Marketing Association.........................     5.16(1)    12/16/99        10,000
    20,000  Student Loan Marketing Association.........................     5.29(1)     1/12/00        19,999
    10,000  Student Loan Marketing Association.........................     5.48(1)      3/8/00        10,000
----------                                                                                           --------
    90,000  TOTAL U. S. GOVERNMENT AGENCY OBLIGATIONS .................                                89,996
----------                                                                                           --------


COMMERCIAL PAPER (38.9%)
            AUTO & TRUCK (2.1%)
     7,000  Ford Motor Credit Corp. ...................................     4.80        7/15/99         6,987
----------                                                                                           --------

            BEVERAGE--ALCOHOLIC (2.1%)
     7,000  Anheuser Busch Inc.........................................     4.90         7/6/99         6,995
----------                                                                                           --------

            BEVERAGE--SOFT DRINK (2.1%)
     7,000  Coca-Cola Co...............................................     5.04        8/31/99         6,940
----------                                                                                           --------

            CHEMICAL--DIVERSIFIED (2.1%)
     7,000  Minnesota Mining & Manufacturing Co........................     4.80        7/21/99         6,981
----------                                                                                           --------

            CHEMICAL--SPECIALTY (4.1%)
     7,000  Lubrizol Corp..............................................     5.07        8/23/99         6,948
     7,000  Nalco Chemical Co..........................................     4.90        8/17/99         6,955
----------                                                                                           --------
    14,000                                                                                             13,903
----------                                                                                           --------

            DIVERSIFIED COMPANIES (2.1%)
     7,000  Fortune Brands Inc.........................................     4.79        7/29/99         6,976
----------                                                                                           --------

            ELECTRIC UTILITY--CENTRAL (4.1%)
     7,000  Central Louisiana Electric Co..............................     4.90         8/6/99         6,966
     7,000  IPALCO Enterprises Inc.....................................     5.03        8/27/99         6,944
----------                                                                                           --------
    14,000                                                                                             13,910
----------                                                                                           --------

            ELECTRICAL EQUIPMENT (2.0%)
     7,000  General Electric Capital Corp..............................     4.81        9/14/99         6,930
----------                                                                                           --------


--------------------------------------------------------------------------------
4

                                                  The Value Line Cash Fund, Inc.

                                                       June 30, 1999 (unaudited)
================================================================================

  Principal                                                                                           Value
   Amount                                                                              Maturity        (in
(in thousands)                                                              Yield+       Date       thousands)
-------------------------------------------------------------------------------------------------------------

            ELECTRONICS (1.5%)
$    5,000  Avnet Inc..................................................     4.84        7/13/99      $  4,992
----------                                                                                           --------

            HOUSEHOLD PRODUCTS (2.1%)
     7,000  Procter & Gamble Co........................................     4.97         8/9/99         6,962
----------                                                                                           --------

            INSURANCE--DIVERSIFIED (2.1%)
     7,000  American General Financial Corp............................     4.94        8/10/99         6,962
----------                                                                                           --------

            INSURANCE--LIFE (2.1%)
     7,000  Jefferson-Pilot Corp.......................................     4.87         9/1/99         6,941
----------                                                                                           --------

            MACHINERY (2.1%)
     7,000  Deere & Co.................................................     4.80        8/24/99         6,949
----------                                                                                           --------

            METAL FABRICATING (2.1%)
     7,000  Illinois Tool Works Inc....................................     4.83        7/20/99         6,982
----------                                                                                           --------

            PRECISION INSTRUMENT (2.1%)
     7,000  Eastman Kodak Co...........................................     4.79        8/12/99         6,961
----------                                                                                           --------

            TELECOMMUNICATIONS SERVICES (4.1%)
     7,000  Ameritech Corp. ...........................................     4.79        7/23/99         6,980
     7,000  Bell South Telecommunications Corp.........................     4.77        7/20/99         6,982
----------                                                                                           --------
    14,000                                                                                             13,962
----------                                                                                           --------
   131,000  TOTAL COMMERCIAL PAPER ....................................                               130,333
----------                                                                                           --------


CORPORATE BONDS & NOTES (21.1%)
            BANK (7.2%)
     7,000  Chase Manhattan Corp.......................................     5.00(3)     1/12/00         7,003
     5,000  Key Bank National Association..............................     5.20(3)      5/3/99         5,012
     3,000  NationsBank Corp...........................................     6.25        8/16/99         3,002
     4,000  NationsBank Corp...........................................     5.19(3)      2/9/00         4,006
     5,000  Norwest Financial Inc......................................     5.13        4/15/00         4,996
----------                                                                                           --------
    24,000                                                                                             24,019
----------                                                                                           --------

            DIVERSIFIED COMPANIES (1.2%)
     4,000  Wesco Financial Corp.......................................     8.88        11/1/99         4,055
----------                                                                                           --------


--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.


Schedule of Investments
================================================================================

  Principal                                                                                           Value
   Amount                                                                              Maturity        (in
(in thousands)                                                              Yield+       Date       thousands)
-------------------------------------------------------------------------------------------------------------




            ELECTRIC UTILITY--CENTRAL (1.5%)
   $ 5,000  Union Electric Co..........................................     6.75       10/15/99      $  5,026
----------                                                                                           --------

            INSURANCE--DIVERSIFIED (3.0%)
     5,000  Aon Corp...................................................     6.88        10/1/99         5,026
     5,000  SunAmerica Inc. ...........................................     6.20       10/31/99         5,019
----------                                                                                           --------
    10,000                                                                                             10,045
----------                                                                                           --------

            OTHER (1.3%)
     4,334  Columbia University Trustees NY ...........................     7.98       11/15/99         4,438
----------                                                                                           --------

            SECURITIES BROKERAGE (1.6%)
     5,350  Merrill Lynch & Co., Inc...................................     5.80        4/10/00         5,360
----------                                                                                           --------

            TELECOMMUNICATION SERVICES (5.3%)
     5,000  GTE Southwest Inc..........................................     5.82        12/1/99         5,016
     6,630  Southwestern Bell Capital Corp. ...........................     6.86        7/26/99         6,635
     6,000  TCI Communications Inc. ...................................     6.37        9/15/99         6,016
----------                                                                                           --------
    17,630                                                                                             17,667
----------                                                                                           --------
    70,314  TOTAL CORPORATE BONDS & NOTES .............................                                70,610
----------                                                                                           --------


TAXABLE MUNICIPAL SECURITIES (8.0%)
     7,000  Arkansas, Development Financial Authority,
----------     Industrial Facilities Revenue, (Potlatch Corp.  Projects)
               Ser 1995-B LOC-Credit Swiss (Weekly Put)................     5.25(1)     8/1/30*         7,000
                                                                                                     --------
     6,300  Carolina Medi-Plan Inc., variable rate Demand Bonds,
----------     Series 1997, Gtd., Letter of credit by Wachovia Bank of
               North Carolina, N.A. (Weekly Put).......................     5.22(1)     6/1/22*         6,300
                                                                                                     --------
     7,000  Mississippi Business Financial Corp.,
----------     Industrial Development Revenue Bonds, Series 1994,
               (Bryan Foods, Inc. Project) Gtd.--
               Sara Lee Corp.  (Weekly Put.)...........................     5.20(1)     2/1/19*         7,000
                                                                                                     --------
     6,475  State of Texas, Veterans Housing Assistance,
----------     Refunding Bonds, Series 1994 A-2,
               Pledge Pledge (Weekly Put.).............................     5.21(1)    12/1/33*         6,475
----------                                                                                           --------
    26,775  TOTAL TAXABLE MUNICIPAL SECURITIES ........................                                26,775
----------                                                                                           --------


--------------------------------------------------------------------------------
6

                                                  The Value Line Cash Fund, Inc.

                                                       June 30, 1999 (unaudited)
================================================================================

                                                                                                      Value
                                                                                                       (in
                                                                                                    thousands)
  Principal                                                                                           except
   Amount                                                                              Maturity     per-share
(in thousands)                                                              Yield+       Date        amount)
-------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (1.2%)
     $ 616  Capelco Capital Funding Corp.  Series 1998-A,
----------
               Class A-1 Lease-Backed Notes,
               (Monthly Paydown, Interest and Principal)...............     5.68(4)     8/16/99         $ 616
                                                                                                     --------
     2,272  Green Tree Lease Financial LLC, Series 1998-1,
----------
               Class A-1, (Monthly Paydown, Interest and Principal)....     5.20(4)     1/20/99         2,272
                                                                                                     --------
     1,158  Newcourt Equipment Trust Securities, Series 1998-1,
----------
               Class A-1, (Monthly Paydown, Interest and Principal)....     5.01(4)    11/20/99         1,158
                                                                                                     --------
     4,046  TOTAL ASSET BACKED SECURITIES .............................                                 4,046
----------                                                                                           --------
 $ 322,135  TOTAL INVESTMENTS (96.0%) .................................                               321,760
----------                                                                                           --------
            (Amortized Cost $321,760)


REPURCHASE AGREEMENT (4.1%)
(including accrued interest)
    13,700  Collateralized by U.S. Treasury Bond,
---------
              $10,980,000 103/4%, due 8/15/05 value $13,997,055
               (with Morgan Stanley & Co., Inc., 4.85%,
               dated 6/30/99, due 7/1/99 delivery value of $13,701,846)                                13,702
            EXCESS OF LIABILITIES
               OVER CASH AND RECEIVABLES (-0.1%) ......................                                  (334)
                                                                                                     --------
            NET ASSETS (100.0%) .......................................                              $335,128
                                                                                                     ========
            NET ASSET VALUE, OFFERING AND REDEMPTION
               PRICE PER OUTSTANDING SHARE ............................                              $   1.00
                                                                                                     ========

+ Rate frequency for floating rate notes at June 30, 1999: (1) Weekly (2) Monthly (3) Quarterly (4) Interest and Principal Monthly. The rate shown on floating rate securities represents the yield at the end of the reporting period.

* The maturity dates on these types of securities reflect the final maturity dates.


See Notes to Financial Statements

--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Statement of Assets and Liabilities
at June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                         Dollars
                                      (in thousands
                                       except per
                                      share amount)
                                      -------------

Assets:
Investments at value:
  (Amortized cost-- $321,760).......   $ 321,760
Repurchase agreement ...............      13,702
Cash ...............................          79
Receivable for capital shares sold .       1,014
Interest receivable ................       1,932
                                       ---------
    Total Assets ...................     338,487
                                       ---------

Liabilities:
Payable for capital shares repurchased     3,086
Accrued expenses:
  Advisory fee .....................         156
  Other ............................         117
                                       ---------
    Total Liabilities ..............       3,359
                                       ---------
Net Assets .........................   $ 335,128
                                       =========

Net Assets:
Capital Stock, at $.10 par value
  (authorized 2 billion shares,
  outstanding 335,179,324 shares)...   $  33,518
Additional paid-in capital .........     301,662
Accumulated net realized loss
  on investments....................         (52)
                                       ---------
    Net Assets .....................   $ 335,128
                                       =========
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share.................   $    1.00
                                       =========


Statement of Assets and Liabilities
at June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
                                         Dollars
                                     (in thousands)
                                      -------------

Investment Income:
Interest income .....................  $   8,560
                                       ---------

Expenses:
Advisory fee ........................        676
Transfer agent ......................        131
Printing, checks and stationery .....         32
Postage and other expenses ..........         23
Auditing and legal ..................         19
Telephone and wire charges ..........         16
Registration and filing fees,
  Insurance & Misc. .................         14
Custodian fees ......................          7
Directors' fees and expenses ........          7
                                       ---------
    Net Expenses ....................        925
                                       ---------

Net Investment Income ...............      7,635
                                       ---------

Net Realized Gain on Investments ....          2
                                       ---------

Net Increase in Net Assets
  from Operations....................  $   7,637
                                       =========


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                                  The Value Line Cash Fund, Inc.


Statement of Changes in Net Assets
for the Six Months Ended June 30, 1999 (unaudited)
and for the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                                                            Six Months
                                                                              Ended         Year Ended
                                                                           June 30, 1999    December 31,
                                                                            (unaudited)         1998
                                                                          ----------------------------
                                                                             (Dollars in thousands)
Operations:
  Net investment income ...............................................    $   7,635         $ 15,818
  Net realized gain on investments ....................................            2               16
                                                                           --------------------------
  Net Increase in Net Assets from Operations...........................        7,637           15,834
                                                                           --------------------------

Distributions to Shareholders:
  Net investment income ...............................................       (7,635)         (15,818)
                                                                           --------------------------

Capital Share Transactions:
  Net proceeds from sale of shares ....................................      810,673          805,869
  Net proceeds from reinvestment of dividends..........................        7,635           15,818
                                                                           --------------------------
                                                                             818,308          821,687
  Cost of shares repurchased ..........................................     (800,493)        (807,486)
                                                                           --------------------------
    Increase from capital share transactions...........................       17,815           14,201
                                                                           --------------------------

Total Increase in Net Assets ..........................................       17,817           14,217

Net Assets:
  Beginning of period .................................................      317,311          303,094
                                                                           --------------------------
  End of period  ......................................................    $ 335,128        $ 317,311
                                                                           ==========================


See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

The Value Line Cash Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to secure as high a level of current income as is consistent with preservation of capital and liquidity.

The following summary of significant accounting policies is in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. The rule requires that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount, including accrued interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Security Transactions. Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined on the identified-cost method.

(D) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute, on a daily basis, all of its taxable income to its shareholders. Therefore, no Federal income tax or excise tax provision is required.


--------------------------------------------------------------------------------
10

                                                  The Value Line Cash Fund, Inc.

                                                       June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

2.   Dividends, Distributions to Shareholders and Capital Share Transactions

The Fund earns interest daily on its investments and distributes daily on each day the Fund is open for business all of its net investment income. Net realized gains, if any, will be distributed once a year. Earnings for Saturdays, Sundays and holidays are paid as a dividend on the next business day. All such distributions are automatically credited to shareholder accounts in additional shares at net asset value of the day declared.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amounts shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

3.   Tax Information

At June 30, 1999 the aggregate cost of investments in securities and repurchase agreement for Federal income tax purposes is approximately $335,462,000. At June 30, 1999, there is no unrealized appreciation or depreciation of investments.

For Federal income-tax purposes, the Fund utilized approximately $16,000 of its capital loss carryover to offset a realized gain during the year ended December 31, 1998. The Fund had a net capital loss carryover at December 31, 1998 of approximately $54,000, which will expire in the year 2002. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

4.   Investment  Advisory  Contract,  Management  Fees,  and  Transactions  with
     Affiliates

An advisory fee of $675,611 was paid or payable to Value Line, Inc. (the "Adviser"), the Fund's investment adviser, for the six months ended June 30, 1999. This was computed at an annual rate of 4/10 of 1% per year of the average daily net asset value of the Fund during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 71,373,609 shares of the Fund's capital stock, representing 21.29% of the outstanding shares at June 30, 1999. In addition, certain officers and directors of the Fund owned 7,706,995 shares of the Fund, representing 2.3% of the outstanding shares.


--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected Data for a Share of Capital Stock Outstanding Throughout Each period:


                                    Six Months
                                       Ended                     Years Ended December 31,
                                   June 30, 1999      ---------------------------------------------------------------------------
                                    (unaudited)          1998            1997            1996            1995           1994
                                   --------------     -----------    -----------     -----------     ------------    ------------
Net asset value, beginning
  of period .....................   $      1.000      $    1.000     $     1.000     $     1.000     $     1.000     $     1.000
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income .........           .023            .051            .051            .050            .054            .037
  Dividends from net
    investment income ...........          (.023)          (.051)          (.051)          (.050)          (.054)          (.037)
---------------------------------------------------------------------------------------------------------------------------------
  Net realized loss on securities           --              --              --              --              --             (.005)
  Voluntary capital contribution
    from Adviser ................           --              --              --              --              --              .005
---------------------------------------------------------------------------------------------------------------------------------
  Change in net asset value .....           --              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ..   $      1.000      $    1.000     $     1.000     $     1.000     $     1.000     $     1.000
=================================================================================================================================
Total return ....................           2.27%+          5.06%           5.10%           5.00%           5.40%           3.69%(1)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ................   $    335,128      $  317,311     $   303,094     $   361,797     $   359,343     $   341,632
Ratio of expenses to average
  net assets ....................            .56%            .57%            .59%            .55%            .57%            .61%
Ratio of net investment income
  to average net assets .........           4.52%*          4.93%           4.97%           4.86%           5.27%           3.63%


(1) The total return for 1994 reflects the effect of a voluntary capital contribution from the Adviser. Without such contribution, the total return would have been 3.18%.

+    Not annualized, for six months period only.

*    Annualized.


See Notes to Financial Statements.
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                                                                              17

                                                  The Value Line Cash Fund, Inc.

Other Information (unaudited)
--------------------------------------------------------------------------------

Year 2000. Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address in Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

The Year 2000 Problem is expected to impact corporations, which may include issurers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Fund.


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The Value Line Cash Fund, Inc.


                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and the National Bond Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* seeks to achive a high total investment return consistent with reasonable risk.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
16

================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036-2798

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      John W. Chandler
                      Leo R. Futia
                      David H. Porter
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Nathan Grant
                      Vice President
                      Christopher Coyle
                      Vice President
                      David T. Henigson
                      Vice President
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer



An Investment in The Value Line Cash Fund, Inc. is not guaranteed or insured by the U.S. Government and there is no assurance that the Fund will maintain its per-share net asset value. The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon. This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


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